-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                  EXCHANGE FUND
                                ----------------

SEMIANNUAL REPORT

June 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                       ----------------------
                                                               DALBAR
                                                       HONORS COMMITMENT TO:
                                                             INVESTORS
                                                               1997
                                                       ----------------------

                                                          For Excellence
                                                                in
                                                        Shareholder Service

[LOGO] STATE STREET RESEARCH

STATE STREET RESEARCH EXCHANGE FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy surprised market watchers with an annualized 6.1% growth rate in the last quarter of 1998. Growth slowed in the first half of 1999, ending at an annualized 2.3%.

o Inflation remained low, but spiked its first real advance in more than a year as the price of crude oil rose more than 40% in the first half of the year.

o Americans earned more -- and spent more. Meanwhile, the nation's savings rate slipped further into negative territory. It stood at -1.2% at mid-year.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 12.38% for the six months ended June 30, 1999.(1) The gap between large company growth stocks and the rest of the market narrowed, the result of growing concern over their premium valuations plus the Fed's announced predilection for an interest rate hike -- which it delivered at the end of the period.

o U.S. Treasury bonds lost ground as the yield on the 30-year benchmark rose above 6.0%. High-yield bonds, which had weakened late in 1998, rebounded in the first half of 1999.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended June 30, 1999, State Street Research Exchange Fund gained 14.89%. The Fund outperformed the Lipper average growth and income fund, which returned 10.93%.

o The Fund continued to perform well under changing market conditions. The diversified, high-quality portfolio includes value-oriented issues and petrochemical and bank stocks that respond to the business cycle.

CURRENT STRATEGY
o We continue to believe that the U.S. stock market will show low double-digit returns for 1999, with small- and mid-cap stocks narrowing the performance gap with large company stocks.

o The strong growth, low inflation environment favoring large companies is supportive for Exchange Fund.

June 30, 1999


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1999)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (2)
------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)            10 YEARS       5 YEARS         1 YEAR
------------------------------------------------------------------------
        15.50%                  18.14%         28.40%         23.95%
------------------------------------------------------------------------

               TOP 10 STOCK POSITIONS
               (by percentage of net assets)

               (1)  IBM  Computer systems                      6.0%
               (2)  LUCENT TECHNOLOGIES  Telecommunications    5.1%
               (3)  MICROSOFT  Computer software & service     4.1%
               (4)  DAYTON HUDSON  Retail department stores    4.1%
               (5)  AMERICAN EXPRESS  Financial service        3.8%
               (6)  PFIZER  Pharmaceuticals                    3.8%
               (7)  JOHNSON & JOHNSON  Healthcare products     3.8%
               (8)  MERCK  Pharmaceuticals                     3.4%
               (9)  MOBIL  Oil                                 2.8%
               (10) EXXON  Oil                                 2.7%

               These securities represent an aggregate of 39.6% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

               TOP 5 INDUSTRIES
               (by percentage of net assets)

               DRUGS & BIOTECHNOLOGY                         15.0%
               MULTI-SECTOR COMPANIES                         9.7%
               INTEGRATED OIL                                 7.7%
               COMPUTER TECNOLOGY                             7.6%
               COMMUNICATIONS TECHNOLOGY                      7.2%

               Total: 47.2%

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

STATE STREET RESEARCH EXCHANGE FUND
-------------------------------------------------------------------------------

INVESTMENT PORTFOLIO
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                                      VALUE
                                                       SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 98.2%
AUTOMOBILES & TRANSPORTATION 2.5%
AUTOMOTIVE PARTS 0.4%
Delphi Automotive Systems Corp. ....................   104,840     $  1,946,083
                                                                   ------------
AUTOMOBILES 2.1%
General Motors Corp. ...............................   150,000        9,900,000
                                                                   ------------
Total Automobiles & Transportation .................                 11,846,083
                                                                   ------------
CONSUMER DISCRETIONARY 8.3%
CONSUMER PRODUCTS 2.0%
Gillette Co. .......................................   236,400        9,692,400
                                                                   ------------
RETAIL 6.3%
Dayton Hudson Corp. ................................   301,104       19,571,760
Wal-Mart Stores, Inc. ..............................   223,200       10,769,400
                                                                   ------------
                                                                     30,341,160
                                                                   ------------
Total Consumer Discretionary .......................                 40,033,560
                                                                   ------------
CONSUMER STAPLES 7.9%
BEVERAGES 3.1%
Anheuser-Busch Companies, Inc. .....................   112,600        7,987,562
Coca-Cola Co. ......................................   107,535        6,720,938
                                                                   ------------
                                                                     14,708,500
                                                                   ------------
FOODS 1.2%
General Mills Inc. .................................    69,200        5,561,950
                                                                   ------------
HOUSEHOLD PRODUCTS 2.3%
Procter & Gamble Co. ...............................   123,200       10,995,600
                                                                   ------------
TOBACCO 1.3%
Philip Morris Companies, Inc. ......................   160,300        6,442,056
                                                                   ------------
Total Consumer Staples .............................                 37,708,106
                                                                   ------------
FINANCIAL SERVICES 12.7%
BANKS & SAVINGS & LOAN 5.6%
Bank of America Corp. ..............................   154,802       11,348,922
Bank One Corp. .....................................   138,492        8,248,930
Chase Manhattan Corp. ..............................    83,152        7,203,042
                                                                   ------------
                                                                     26,800,894
                                                                   ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.7%
First Data Corp. ...................................   165,338        8,091,228
                                                                   ------------
MISCELLANEOUS FINANCIAL 5.4%
American Express Co. ...............................   141,591       18,424,529
Federal National Mortgage Association ..............   110,400        7,548,600
                                                                   ------------
                                                                     25,973,129
                                                                   ------------
Total Financial Services ...........................                 60,865,251
                                                                   ------------
HEALTH CARE 16.4%
DRUGS & BIOTECHNOLOGY 15.0%
American Home Products Corp. .......................   206,944       11,899,280
Johnson & Johnson ..................................   187,444       18,369,512
Merck & Company, Inc. ..............................   222,507       16,465,518
Novartis AG ADR ....................................    92,692        6,767,406
Pfizer Inc. ........................................   167,600       18,394,100
                                                                   ------------
                                                                     71,895,816
                                                                   ------------
HOSPITAL SUPPLY 1.4%
PE Corp.-Biosystems Group ..........................    58,000        6,655,500
                                                                   ------------
Total Health Care ...................................                78,551,316
                                                                   ------------
INTEGRATED OILS 7.7%
INTEGRATED INTERNATIONAL 7.7%
BP Amoco PLC ADR ...................................    93,999       10,198,891
Exxon Corp. ........................................   170,136       13,121,739
Mobil Corp. ........................................   136,800       13,543,200
                                                                   ------------
                                                                     36,863,830
                                                                   ------------
Total Integrated Oils ..............................                 36,863,830
                                                                   ------------
MATERIALS & PROCESSING 4.2%
CHEMICALS 3.5%
Dow Chemical Co. ...................................    60,000        7,612,500
E.I. Du Pont De Nemours & Co. ......................   137,000        9,358,813
                                                                   ------------
                                                                     16,971,313
                                                                   ------------
FOREST PRODUCTS 0.7%
Georgia-Pacific Corp. ..............................    52,502        2,487,282
Georgia-Pacific Corp. Timber Group .................    26,251          662,838
                                                                   ------------
                                                                      3,150,120
                                                                   ------------
Total Materials & Processing .......................                 20,121,433
                                                                   ------------
OTHER 9.7%
MULTI-SECTOR 9.7%
Berkshire Hathaway Inc. Cl. B* .....................     4,299        9,627,520
General Electric Co. ...............................   114,990       12,993,870
Monsanto Co. .......................................   135,000        5,324,062
Raytheon Co. Cl. A .................................     6,377          439,216
Raytheon Co. Cl. B .................................   176,165       12,397,612
Tyco International Ltd. ............................    62,860        5,955,985
                                                                   ------------
                                                                     46,738,265
                                                                   ------------
Total Other ........................................                 46,738,265
                                                                   ------------
OTHER ENERGY 1.4%
OIL WELL EQUIPMENT & SERVICES 1.4%
Schlumberger Ltd. ..................................   109,238        6,957,095
                                                                   ------------
Total Other Energy .................................                  6,957,095
                                                                   ------------
PRODUCER DURABLES 6.0%
AEROSPACE 1.2%
Boeing Co. .........................................   131,800        5,823,913
                                                                   ------------
MACHINERY 1.4%
Caterpillar Inc. ...................................   116,800        7,008,000
                                                                   ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 2.0%
Xerox Corp. ........................................   160,000        9,450,000
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT 1.4%
Millipore Corp. ....................................   150,000        6,084,375
PE Corp.-Celera Genomics Group* ....................    29,000          469,437
                                                                   ------------
                                                                      6,553,812
                                                                   ------------
Total Producer Durables ............................                 28,835,725
                                                                   ------------
TECHNOLOGY 18.9%
COMMUNICATIONS TECHNOLOGY 7.2%
L.M. Ericsson Telephone Co. ADR Cl. B ..............   304,920       10,043,303
Lucent Technologies Inc. ...........................   362,088       24,418,309
                                                                   ------------
                                                                     34,461,612
                                                                   ------------
COMPUTER SOFTWARE 4.1%
Microsoft Corp.* ...................................   217,279       19,595,850
                                                                   ------------
COMPUTER TECHNOLOGY 7.6%
Hewlett-Packard Co. ................................    78,000        7,839,000
International Business Machines Corp. ..............   223,725       28,916,456
                                                                   ------------
                                                                     36,755,456
                                                                   ------------
Total Technology ...................................                 90,812,918
                                                                   ------------
UTILITIES 2.5%
TELECOMMUNICATIONS 2.5%
Vodafone AirTouch PLC ADR ..........................    61,900       12,194,300
                                                                   ------------
Total Utilities ....................................                 12,194,300
                                                                   ------------
Total Common Stocks (Cost $107,531,363) ............                471,527,882
                                                                   ------------

-------------------------------------------------------------------------------
                                        PRINCIPAL     MATURITY
                                         AMOUNT         DATE
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS 1.7%
American Express Credit Corp., 4.95%   $5,900,000      7/01/1999      5,900,000
Ford Motor Credit Co., 5.06% ........   2,362,000      7/08/1999      2,362,000
                                                                   ------------
Total Short-Term Obligations (Cost $8,262,000) .................      8,262,000
                                                                   ------------
Total Investments (Cost $115,793,363) - 99.9% ..................    479,789,882
Cash and Other Assets, Less Liabilities - 0.1% .................        494,689
                                                                   ------------
Net Assets - 100.0% ............................................   $480,284,571
                                                                   ============

Federal Income Tax Information:

At June 30, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $104,450,227 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ..............   $375,339,655
                                                                   ------------
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ..............             --
                                                                   ------------
                                                                   $375,339,655
                                                                   ============
-------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $115,793,363) (Note 1) ...........     $479,789,882
Cash .........................................................           69,432
Receivable for securities sold ...............................        1,114,200
Dividends and interest receivable ............................          449,259
Other assets .................................................           18,235
                                                                   ------------
                                                                    481,441,008
LIABILITIES
Accrued management fee (Note 2) ..............................          586,653
Dividends payable ............................................          491,328
Accrued trustees' fees (Note 2) ..............................           20,148
Accrued transfer agent and shareholder services
  (Note 2) ...................................................           12,026
Other accrued expenses .......................................           46,282
                                                                   ------------
                                                                      1,156,437
                                                                   ------------
NET ASSETS ...................................................     $480,284,571
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ........................     $    727,672
  Unrealized appreciation of investments .....................      363,996,519
  Accumulated net realized gain ..............................       13,662,410
  Paid-in capital ............................................      101,897,970
                                                                   ------------
                                                                   $480,284,571
                                                                   ============
Net Asset Value per share ($480,284,571 / 799,504 shares) ....          $600.73
                                                                        =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended June 30, 1999 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $36,841 ...................     $ 2,843,433
Interest .....................................................         223,950
                                                                   -----------
                                                                     3,067,383
EXPENSES
Management fee (Note 2) ......................................       1,127,715
Custodian fee ................................................          39,113
Trustees' fees (Note 2) ......................................          20,148
Audit fee ....................................................          13,442
Legal fees ...................................................          12,944
Transfer agent and shareholder services (Note 2) .............          12,026
Reports to shareholders ......................................           5,574
Miscellaneous ................................................           2,307
                                                                   -----------
                                                                     1,233,269
Fees paid indirectly (Note 2) ................................            (624)
                                                                   -----------
                                                                     1,232,645
                                                                   -----------
Net investment income ........................................       1,834,738
                                                                   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments (Notes 1 and 3) .............      13,662,410
Net unrealized appreciation of investments ...................      48,023,378
                                                                   -----------
Net gain on investments ......................................      61,685,788
                                                                   -----------
Net increase in net assets resulting from operations .........     $63,520,526
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                             YEAR ENDED          JUNE 30, 1999
                                          DECEMBER 31, 1998       (UNAUDITED)
 -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..................    $  4,113,834          $  1,834,738
                                            ------------          ------------
Net realized gain on investments .......      23,963,046            13,662,410
Provision for federal income tax .......      (7,994,984)                 --
                                            ------------          ------------
                                              15,968,062            13,662,410
                                            ------------          ------------
Net unrealized appreciation of
  investments ..........................      69,036,313            48,023,378
                                            ------------          ------------
Net increase resulting from
  operations ...........................      89,118,209            63,520,526
                                            ------------          ------------

Dividends from net investment income ...      (4,113,379)           (1,208,618)
                                            ------------          ------------
Share transactions:
Net asset value of shares issued
  in payment of dividends ..............         623,531               212,842
Cost of shares repurchased .............      (2,724,029)          (13,434,475)
                                            ------------          ------------
Net decrease from fund share
  transactions .........................      (2,100,498)          (13,221,633)
                                            ------------          ------------
Total increase in net assets ...........      82,904,332            49,090,275
NET ASSETS
Beginning of period ....................     348,289,964           431,194,296
                                            ------------          ------------
End of period (including undistributed
  net investment income of $101,552 and
  $727,672, respectively) ..............    $431,194,296          $480,284,571
                                            ============          ============

Number of shares:
Issued upon reinvestment of dividends              1,261                   366
Repurchased ............................          (5,833)              (23,400)
                                                  ------               -------
Net decrease in fund shares ............          (4,572)              (23,034)
                                                  ======               =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999

NOTE 1
State Street Research Exchange Fund (the "Fund"), is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary with respect to net investment income since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code. The Fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays Federal income taxes thereon on behalf of the shareholders.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended June 30, 1999, there were no loaned securities.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract that provides for an annual fee equal to 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1999, the fees pursuant to such agreement amounted to $1,127,715.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1999, the amount of such expenses was $2,485.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended June 30, 1999 the Fund's transfer agent fees were reduced by $624 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $20,148 during the six months ended June 30, 1999.

NOTE 3

For the six months ended June 30, 1999, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities, including $13,371,841 representing redemptions in kind, aggregated $4,692,128 and $14,711,006, respectively.

NOTE 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 per value per share.

At June 30, 1999, the Adviser owned 13,766 shares of the Fund.

STATE STREET RESEARCH EXCHANGE FUND

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                               YEARS ENDED DECEMBER 31                                           SIX MONTHS ENDED
                           -------------------------------------------------------------------------               JUNE 30, 1999
                           1994             1995             1996             1997             1998                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)   205.81           204.13           265.44           326.68           421.09                   524.22
                           -------          -------          -------          -------          -------                  -------
  Net investment
    income ($) ..........     3.79             3.63             4.09             4.67             5.00                     2.29
  Net realized and
    unrealized
    gain (loss) on
    investments ($)* ....    (1.67)           61.75            61.76            94.39           103.13                    75.72
                           -------          -------          -------          -------          -------                  -------
TOTAL FROM INVESTMENT
  OPERATIONS ($) ........     2.12            65.38            65.85            99.06           108.13                    78.01
                           -------          -------          -------          -------          -------                  -------
  Dividends from
    net investment
    income ($) ..........    (3.80)           (3.80)           (4.10)           (4.65)           (5.00)                   (1.50)
  Distributions from net
    realized gains ($) ..     --              (0.27)           (0.51)            --               --                       --
                           -------          -------          -------          -------          -------                  -------
TOTAL DISTRIBUTIONS ($) .    (3.80)           (4.07)           (4.61)           (4.65)           (5.00)                   (1.50)
                           -------          -------          -------          -------          -------                  -------
NET ASSET VALUE,
  END OF PERIOD ($) .....   204.13           265.44           326.68           421.09           524.22                   600.73
                           =======          =======          =======          =======          =======                  =======
Total return (%) ........     3.44            34.44            26.06            31.71            28.09                    14.89(a)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end
  of period ($
  thousands) ............  195,150          233,422          276,724          348,290          431,194                  480,285
Ratio of operating
  expenses to average
  net assets (%) ........     0.57             0.58             0.57             0.56             0.56                     0.55(b)
Ratio of net investment
  income to average net
  assets (%) ............     1.80             1.49             1.36             1.19             1.05                     0.81(b)
Portfolio turnover
  rate (%) ..............    16.31            11.67             5.39             2.26             4.52                     1.05
*After provision
  for Federal tax
  on retained
  capital gains at
  end of period .........     4.88             4.64             3.07             4.20             9.72                     --
---------------------------------------------------------------------------------------------------------------------------------
(a) Not annualized.
(b) Annualized.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Exchange Fund ("Fund"), a series of State Street Research Exchange Trust ("Trust"), was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

                                                     VOTES (THOUSANDS OF SHARES)
                                                     ---------------------------
ACTION ON PROPOSAL                                     FOR              WITHHELD
--------------------------------------------------------------------------------

The following persons were elected as Trustees:

Bruce R. Bond ..................................       467.2               9.3
Steve A. Garban ................................       467.2               9.3
Malcolm T. Hopkins .............................       461.2              15.3
Susan M. Phillips ..............................       467.2               9.3

STATE STREET RESEARCH EXCHANGE FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
EXCHANGE FUND                              Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JAMES M. WEISS                         Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President,
DISTRIBUTOR                                KENNARD WOODWORTH, JR.                 PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       GERARD P. MAUS                         Retired; formerly Senior Vice
Boston, MA 02111                           Treasurer                              President for Finance and
                                                                                  Operations and Treasurer, The
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Pennsylvania State University
State Street Research                      Assistant Treasurer
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              DOUGLAS A. ROMICH                      Former Vice Chairman of the
Boston, MA 02266-8408                      Assistant Treasurer                    Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           FRANCIS J. MCNAMARA, III
CUSTODIAN                                  Secretary and General Counsel          DEAN O. MORTON
State Street Bank and                                                             Retired; formerly Executive
Trust Company                              DARMAN A. WING                         Vice President, Chief
225 Franklin Street                        Assistant Secretary and                Operating Officer and Director,
Boston, MA 02110                           Assistant General Counsel              Hewlett-Packard Company

LEGAL COUNSEL                              AMY L. SIMMONS                         SUSAN M. PHILLIPS
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Dean, School of Business and
Exchange Place                                                                    Public Management, George
Boston, MA 02109                                                                  Washington University; former
                                                                                  Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                                                                  Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                                                                  Commission

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH EXCHANGE FUND                         ----------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                              Hartford, CT
                                                            ----------------


 STATE STREET RESEARCH

   [graphic omitted]

   LASTING VALUES
   --------------
   LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
    [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp0800)SSR-LD
                                                                    EX-016G-0899